Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of deposits [line items]
Term	$ 424,459	$ 396,800
Total deposits	881,211	837,046
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	140,474	135,101
Notice	48,659	48,873
Term	98,796	86,180
Total deposits	287,929	270,154
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	246,937	238,617
Notice	12,106	8,606
Term	304,300	287,148
Total deposits	563,343	534,371
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	8,403	8,750
Notice	173	299
Term	21,363	23,472
Total deposits	29,939	32,521
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	395,814	382,468
Notice	60,938	57,778
Term	424,459	396,800
Total deposits	881,211	837,046
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	90,308	88,119
Notice	5,335	5,086
Total deposits	95,643	93,205
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	226,187	213,747
Notice	15,167	15,112
Term	330,119	292,641
Total deposits	571,473	521,500
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	32,451	34,098
Total deposits	32,451	34,098
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	3,995	2,478
Notice	36,502	33,099
Term	49,929	67,211
Total deposits	90,426	102,788
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	690	564
Total deposits	690	564
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	31,384	32,930
Notice	873	1,412
Term	32,973	26,598
Total deposits	65,230	60,940
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,484	5,495
Notice	6	5
Total deposits	5,490	5,500
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,315	5,037
Notice	3,055	3,064
Term	11,438	10,350
Total deposits	$ 19,808	$ 18,451